Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Trading account assets pledged and permitted to sell or repledge by secured parties	¥ 12,984,404	¥ 11,847,846
Trading account assets measured at fair value under fair value option	18,251,847	16,290,536
Securities available-for-sale pledged and permitted to sell or repledge by secured parties	3,053,872	1,974,928
Securities being held-to-maturity pledged and permitted to sell or repledge by secured parties	110,100	300,821
Securities being held-to-maturity, fair value	2,735,127	2,188,070
Loans, net of unearned income, unamortized premiums and deferred loan fees pledged and permitted to sell or repledge by secured parties	1,608,498	1,952,868
Other assets measured at fair value under fair value option	2,000	3,006
Other short-term borrowings measured at fair value under fair value option	28,875	5,041
Long-term debt measured at fair value under fair value option	687,927	564,845
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 390,001
Preferred stock, stated value
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,164,026,420	14,158,585,720
Common stock, stated value
Treasury stock, shares	3,389,416	4,374,857